COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	98.3%
APARTMENT	6.6%
AvalonBay Communities, Inc.		348,658	$74,828,980
Essex Property Trust, Inc.		749,785	229,861,587
UDR, Inc.		4,092,605	184,862,968

			489,553,535

DATA CENTERS	10.2%
Digital Realty Trust, Inc.		3,254,852	466,387,743
Equinix, Inc.		365,844	298,290,906

			764,678,649

FREE STANDING	2.4%
Agree Realty Corp.		886,606	68,437,117
Realty Income Corp.		1,910,941	110,853,688

			179,290,805

GAMING	2.2%
VICI Properties, Inc., Class A		5,132,404	167,419,018

HEALTH CARE	15.1%
Healthcare Realty Trust, Inc., Class A		7,146,723	120,779,619
Omega Healthcare Investors, Inc.		5,069,430	193,043,894
PACS Group, Inc.(a)		1,218,658	13,697,716
Welltower, Inc.		5,246,351	803,793,437

			1,131,314,666

HOTEL	3.4%
Boyd Gaming Corp.		1,138,184	74,926,653
Caesars Entertainment, Inc.(a)		2,854,408	71,360,200
Host Hotels & Resorts, Inc.		7,651,042	108,721,307

			255,008,160

INDUSTRIALS	7.8%
Americold Realty Trust, Inc.		3,719,841	79,827,788
Lineage, Inc.(b)		634,161	37,180,830
Prologis, Inc.		4,136,165	462,381,885

			579,390,503

MANUFACTURED HOME	4.2%
Sun Communities, Inc.		2,450,514	315,234,121

OFFICE	1.9%
Highwoods Properties, Inc.		3,658,397	108,434,887
Kilroy Realty Corp.		1,094,704	35,862,503

			144,297,390

REGIONAL MALL	4.2%
Simon Property Group, Inc.		1,877,029	311,736,976

SELF STORAGE	7.4%
Extra Space Storage, Inc.		2,151,390	319,459,901

		Shares	Value
Public Storage		781,367	$233,855,330

			553,315,231

SHOPPING CENTER	1.5%
Kimco Realty Corp.		5,181,272	110,050,217

SINGLE FAMILY HOMES	5.5%
American Homes 4 Rent, Class A		2,831,037	107,041,509
Invitation Homes, Inc.		8,812,354	307,110,537

			414,152,046

SPECIALTY	3.4%
Iron Mountain, Inc.		1,905,310	163,932,872
Lamar Advertising Co., Class A		765,438	87,091,536

			251,024,408

TELECOMMUNICATIONS	18.9%
American Tower Corp.		3,866,966	841,451,802
Crown Castle, Inc.		4,511,668	470,251,156
SBA Communications Corp., Class A		443,439	97,561,014

			1,409,263,972

TIMBERLAND	3.6%
Weyerhaeuser Co.		9,056,530	265,175,198

TOTAL COMMON STOCK (Identified cost—$6,238,157,859)			7,340,904,895

SHORT-TERM INVESTMENTS	1.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28%(c)		73,702,232	73,702,232
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(c)		48,380,935	48,380,935

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$122,083,167)			122,083,167

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$6,360,241,026)	99.9%		7,462,988,062
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		4,400,333

NET ASSETS	100.0%		$7,467,388,395

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)	A portion of this security amounting to 484,807 shares, which represents 0.4% of the net assets of the Fund, is restricted. These shares were acquired on August 3, 2020, at a cost of $29,791,406.
(c)	Rate quoted represents the annualized seven–day yield.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate	$7,340,904,895	$—	$—	$7,340,904,895
Short-Term Investments	—	122,083,167	—	122,083,167

Total Investments in Securities(a)	$7,340,904,895	$122,083,167	$—	$7,462,988,062

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.